ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 4,263	$ 5,599
Employees and related liabilities	1,228	1,380
Government Institutions	107	78
Accrued expenses and other current liabilities	$ 5,598	$ 7,057